INTANGIBLE ASSETS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)
Reconciliation of intangible assets
Beginning Balance	Rp 8,302
Impairment	(11)
Ending Balance	8,731	$ 567	Rp 8,302
Fully amortised intangible assets still utilized	10,604		9,640
Goodwill
Reconciliation of intangible assets
Beginning Balance	1,098
Impairment	(11)
Ending Balance	1,087		1,098
Software
Reconciliation of intangible assets
Beginning Balance	6,163
Ending Balance	Rp 6,608		Rp 6,163
Software | Minimum
Reconciliation of intangible assets
Remaining amortization periods	1 year	1 year	1 year	1 year
Software | Maximum
Reconciliation of intangible assets
Remaining amortization periods	6 years	6 years	6 years	6 years
License
Reconciliation of intangible assets
Beginning Balance	Rp 468
Ending Balance	350		Rp 468
Other intangible assets
Reconciliation of intangible assets
Beginning Balance	573
Ending Balance	686		573
Gross carrying amount
Reconciliation of intangible assets
Beginning Balance	23,382		20,636
Additions	3,038		3,016
Deductions	(1,020)		(245)
Reclassifications/translations	(22)		(25)
Ending Balance	25,378		23,382	Rp 20,636
Gross carrying amount | Mitratel
Reconciliation of intangible assets
Goodwill	467
Gross carrying amount | MetraNet
Reconciliation of intangible assets
Goodwill	220
Gross carrying amount | Metra
Reconciliation of intangible assets
Goodwill	164
Gross carrying amount | Sigma
Reconciliation of intangible assets
Goodwill	91
Gross carrying amount | TDE
Reconciliation of intangible assets
Goodwill	77
Gross carrying amount | Telkomsat
Reconciliation of intangible assets
Goodwill	68
Gross carrying amount | Goodwill
Reconciliation of intangible assets
Beginning Balance	1,492		1,492
Ending Balance	1,492		1,492	1,492
Gross carrying amount | Software
Reconciliation of intangible assets
Beginning Balance	19,779		17,458
Additions	2,763		2,527
Deductions	(890)		(175)
Reclassifications/translations	(10)		(31)
Ending Balance	21,642		19,779	17,458
Gross carrying amount | License
Reconciliation of intangible assets
Beginning Balance	620		174
Additions	69		440
Deductions	(130)
Reclassifications/translations	(9)		6
Ending Balance	550		620	174
Gross carrying amount | Other intangible assets
Reconciliation of intangible assets
Beginning Balance	1,491		1,512
Additions	206		49
Deductions			(70)
Reclassifications/translations	(3)
Ending Balance	1,694		1,491	1,512
Accumulated depreciation and impairment losses
Reconciliation of intangible assets
Beginning Balance	(15,080)		(13,130)
Amortization	(2,473)		(2,180)
Deductions	892		245
Reclassifications/translations	25		(15)
Ending Balance	(16,647)		(15,080)	(13,130)
Accumulated depreciation and impairment losses | Goodwill
Reconciliation of intangible assets
Beginning Balance	(394)		(394)
Ending Balance	(405)		(394)	(394)
Accumulated depreciation and impairment losses | Software
Reconciliation of intangible assets
Beginning Balance	(13,616)		(11,714)
Amortization	(2,321)		(2,063)
Deductions	890		175
Reclassifications/translations	13		(14)
Ending Balance	(15,034)		(13,616)	(11,714)
Accumulated depreciation and impairment losses | License
Reconciliation of intangible assets
Beginning Balance	(152)		(125)
Amortization	(58)		(26)
Deductions	2
Reclassifications/translations	8		(1)
Ending Balance	(200)		(152)	(125)
Accumulated depreciation and impairment losses | Other intangible assets
Reconciliation of intangible assets
Beginning Balance	(918)		(897)
Amortization	(94)		(91)
Deductions			70
Reclassifications/translations	4
Ending Balance	Rp (1,008)		Rp (918)	Rp (897)